Annual Total Returns- DWS California Tax-Free Income Fund (Class ACIS) [BarChart] - Class ACIS - DWS California Tax-Free Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.69%	10.81%	(3.68%)	11.60%	2.68%	(0.58%)	5.21%	0.14%	7.43%	3.30%